Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) - Participating cross currency swap contracts [member]
₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 TRY (₺)
Level 3 [member] | EUR [member] | 23 October 2025 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | €						€ 433,400				€ 500,000
Maturity Date	23 October 2025	23 October 2025	23 October 2025	23 October 2025	23 October 2025
Fair Value	₺ 148,066								₺ 208,462				₺ 627,385
Hedge Ratio	1	1	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 293,774		€ 359,400
Change in value of hedging item used to determine hedge effectiveness	₺ (293,774)		€ (359,400)
Level 3 [member] | EUR [member] | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | €						€ 56,004				€ 60,000
Maturity Date	22 April 2026	22 April 2026	22 April 2026	22 April 2026	22 April 2026
Fair Value	₺ 7,675								64,670				1,078
Hedge Ratio	1	1	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 36,344		€ 43,128
Change in value of hedging item used to determine hedge effectiveness	₺ (36,344)		€ (43,128)
Level 3 [member] | USD [member] | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | $							$ 18,668
Maturity Date	22 April 2026	22 April 2026
Fair Value	₺ 21,581								9,234
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments | $		$ 13,436
Change in value of hedging item used to determine hedge effectiveness | $		$ (13,436)
Level 3 [member] | USD [member] | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | $							46,670
Maturity Date	22 April 2026	22 April 2026
Fair Value	₺ 9,893
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 15,215
Change in value of hedging item used to determine hedge effectiveness	₺ (15,215)
Level 3 [member] | USD [member] | 16 September 2020 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | $							$ 133,333				$ 400,000
Maturity Date	16 September 2020	16 September 2020	16 September 2020	16 September 2020	16 September 2020
Fair Value	₺ 246,062								394,975				₺ 224,560
Hedge Ratio	1	1	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 61,424			$ 179,388
Change in value of hedging item used to determine hedge effectiveness	₺ (61,424)			$ (179,388)
Level 3 [member] | USD [member] | 10 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | $											$ 20,000
Maturity Date			10 April 2026	10 April 2026	10 April 2026
Fair Value									9,234
Hedge Ratio			1	1	1
Change in intrinsic value of outstanding hedging instruments | $				$ 13,519
Change in value of hedging item used to determine hedge effectiveness | $				$ (13,519)
Level 2 [member] | Other foreign currency (RMB) [member] | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Nominal Value | ¥								¥ 189,107				¥ 202,600
Maturity Date	22 April 2026	22 April 2026	22 April 2026	22 April 2026	22 April 2026
Fair Value	₺ 50,171								₺ 53,583
Hedge Ratio	1	1	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 19,172				¥ 15,600
Change in value of hedging item used to determine hedge effectiveness	₺ (19,172)				¥ (15,600)